Other Liabilities	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Other Liabilities
22	OTHER LIABILITIES
Other liabilities at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025
	(In millions)
Accrued expenses	¥1,049,758	¥864,903
Unearned income	80,853	72,566
Financial guarantees and other credit-related contingent liabilities	53,954	55,094
Due to trust account	956,170	1,041,661
Payables to brokers, dealers and customers for securities transactions	7,872,849	3,089,000
Payables related to credit card services	1,560,347	1,439,564
Obligations from factoring transactions	189,179	233,589
Retirement benefit liabilities	35,829	34,996
Guarantee deposits and derivative cash collateral received	2,038,668	1,326,187
Liabilities directly associated with the assets held for sale (1)	422,621	—
Others	2,507,156	2,663,881

Total other liabilities	¥16,767,384	¥10,821,441

(1)	The liabilities related to SMBC MANUBANK’s commercial banking business were classified as held for sale during the fiscal year ended March 31, 2026.